Investment Strategy	Apr. 30, 2026
Hartford Alpha Capture International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund seeks to outperform the MSCI EAFE Index. The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund may invest in companies of any market capitalization, but tends to focus on large and medium capitalization companies. The Fund may trade securities actively. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market. The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management Company LLP (“Wellington Management”), with different investment approaches and styles. Each fundamental equity investment team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager selects a subset of securities from the investable universe for inclusion in the portfolio, seeking to include stocks that the fundamental equity investment teams believe are high conviction or otherwise offer attractive risk-return characteristics. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile or support overall portfolio construction targets. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and broad based Fund profile. The portfolio manager also uses quantitative portfolio construction tools as part of the investment process.Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock. Investments are deemed to be “foreign” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; (c) the principal trading market for a security of an issuer is located in a foreign country; or (d) it is a foreign currency or the investment is denominated in a foreign currency.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.
Hartford Alpha Capture International Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Fund seeks to outperform the MSCI EAFE Value Index. The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund may invest in companies of any market capitalization, but tends to focus on large and medium capitalization companies. The Fund may trade securities actively. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market.The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management Company LLP (“Wellington Management”), with different investment approaches to value investing. Each fundamental equity investment team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager selects a subset of securities from the investable universe for inclusion in the portfolio, seeking to include stocks that the fundamental equity investment teams believe are high conviction or otherwise offer attractive risk-return characteristics. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile or support overall portfolio construction targets. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and broad based Fund profile consistent with the Fund’s overall focus on value investing. The portfolio manager also uses quantitative portfolio construction tools as part of the investment process.Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock. Investments are deemed to be “foreign” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; (c) the principal trading market for a security of an issuer is located in a foreign country; or (d) it is a foreign currency or the investment is denominated in a foreign currency. Wellington Management determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index, Russell 3000 Value Index, or FTSE All-World Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the median of the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Wellington Management determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index, Russell 3000 Value Index, or FTSE All-World Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the median of the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Wellington Management determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index, Russell 3000 Value Index, or FTSE All-World Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the median of the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.
Hartford High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”). In seeking to achieve the Fund’s investment objective, the sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests in specific issuers and securities that it considers to be attractive for providing current income as well as total return. The Fund may invest in various types of debt securities, but primarily invests in corporate bonds. The Fund may invest up to 30% of its net assets in securities of foreign issuers, including non-dollar securities. Wellington Management generally seeks to hedge any foreign currency exposure back to U.S. dollars. The Fund may invest in bonds of any maturity or duration. The Fund may make use of derivative investments, including futures and options, swap transactions, forwards and foreign currency transactions to manage risk (including mitigating the effects of foreign currency fluctuations), to replicate securities the Fund could buy that are not currently available in the market, to manage liquidity, or for other investment purposes. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S.As part of the portfolio construction process, Wellington Management combines its top-down strategy with its bottom-up fundamental research. As part of this process, Wellington Management focuses on risk management; analysis of the business cycle; and sector and quality positioning. Wellington Management believes that opportunities arise when there are inefficiencies in the high yield market. To seek to take advantage of such inefficiencies, Wellington Management seeks to identify mispriced securities as part of the investment process.Non-investment grade securities are securities rated “Ba” or lower by Moody’s Ratings, “BB” or lower by S&P Global Ratings or “BB” or lower by Fitch Ratings, Inc., or securities which, if unrated, are determined by Wellington Management to be of comparable quality. Debt securities include fixed income securities of any type, including but not limited to, corporate debt (including bonds), bank loans, loan participation interests, government debt, and other securities that have debt-like characteristics, such as certain convertible bonds and preferred securities. Debt securities may pay fixed, variable or floating interest rates. The Fund may invest up to 20% of its net assets in bank loans and loan participation interests. The Fund may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The Fund may not always remain fully invested. For instance, when Wellington Management believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or cash equivalents may increase.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade securities are securities rated “Ba” or lower by Moody’s Ratings, “BB” or lower by S&P Global Ratings or “BB” or lower by Fitch Ratings, Inc., or securities which, if unrated, are determined by Wellington Management to be of comparable quality. Debt securities include fixed income securities of any type, including but not limited to, corporate debt (including bonds), bank loans, loan participation interests, government debt, and other securities that have debt-like characteristics, such as certain convertible bonds and preferred securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade securities are securities rated “Ba” or lower by Moody’s Ratings, “BB” or lower by S&P Global Ratings or “BB” or lower by Fitch Ratings, Inc., or securities which, if unrated, are determined by Wellington Management to be of comparable quality. Debt securities include fixed income securities of any type, including but not limited to, corporate debt (including bonds), bank loans, loan participation interests, government debt, and other securities that have debt-like characteristics, such as certain convertible bonds and preferred securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”).